Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

As of September 1, 2009, the Company adopted fresh-start accounting in accordance with Accounting Standards Codification (ASC) 852-10, Reorganizations. The Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the August 27, 2009 confirmation hearing and the immaterial impact of transactions between August 27, 2009 and September 1, 2009. The adoption of fresh-start accounting resulted in the Company becoming a new entity for financial reporting purposes.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009.

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011, filed with the Securities and Exchange Commission (SEC). The results of the Company’s operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

The prior year financial statements contain certain reclassifications to present discontinued operations.

As of September 1, 2009, the Company adopted fresh-start accounting in accordance with Accounting Standards Codification (“ASC”) 852-10, Reorganizations. The Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the August 27, 2009 confirmation hearing and the immaterial impact of transactions between August 27, 2009 and September 1, 2009. The adoption of fresh-start accounting resulted in the Company becoming a new entity for financial reporting purposes.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009.

As a result of the disposal of Agera, effective August 31, 2012 the Company is reporting the operations of Agera as discontinued operations in the consolidated statement of operations and the assets and liabilities are classified as assets and liabilities of discontinued operations on the consolidated balance.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Reclassifications		Reclassifications Certain prior period amounts related to the classification of Agera as discontinued operations in the financial statements and notes thereto have been reclassified.
Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

As of December 31, 2011, the Company maintains the majority of its cash primarily with one major U.S. domestic bank. All of our non-interest bearing cash balances were fully insured at December 31, 2011 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits. The terms of these deposits are on demand to minimize risk. The Company has not incurred losses related to these deposits. Cash and cash equivalents of less than $0.1 million, related to Agera and the Company’s Swiss subsidiary is maintained in two separate financial institutions. The Company invests these funds primarily in demand deposit accounts.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts related to its Agera’s accounts receivable that have been deemed to have a high risk of collectability. Management reviews its accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. Management analyzes historical collection trends and changes in its customer payment patterns, customer concentration, and creditworthiness when evaluating the adequacy of its allowance for doubtful accounts. In its overall allowance for doubtful accounts, the Company includes any receivable balances that are determined to be uncollectible. Based on the information available, management believes the allowance for doubtful accounts is adequate; however, actual write-offs might exceed the recorded allowance.

The allowance for doubtful accounts, which is included in assets of discontinued operations, was $46,981 and $29,280 at December 31, 2011 and 2010, respectively.

Inventory

Inventory

Inventories are determined at the lower of cost or market value with cost determined under specific identification and on the first-in-first-out method. Inventories consist of raw materials and finished goods. At December 31, 2011, Agera’s inventory, which is included in assets of discontinued operations, of $0.3 million consisted of $0.1 million of raw materials and $0.2 million of finished goods. At December 31, 2010, Agera’s inventory of $0.3 million consisted of $0.2 million of raw materials and $0.1 million of finished goods.

Property and equipment

Property and equipment

Property and equipment is carried at cost less accumulated depreciation and amortization. Generally, depreciation and amortization for financial reporting purposes is provided by the straight-line method over the estimated useful life of three years, except for leasehold improvements which are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter. The cost of repairs and maintenance is charged as an expense as incurred.

Intangible assets

Intangible assets

Effective January 1, 2012 the Company has launched LAVIV and is now generating revenue. As a result the intangible asset related to research and development assets related to the Company’s primary study is considered a finite-lived intangible asset and is being amortized over 12 years. For the six months ended June 30, 2012, the Company amortized $265,680 for the intangible asset.

Finite-lived intangible assets are recorded at cost, net of accumulated amortization and, if applicable, impairment charges. Amortization of finite-lived intangible assets is provided over their estimated useful lives on a straight-line basis. We review our finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Intangible assets

Intangible assets are research and development assets related to the Company’s primary study that was recognized upon emergence from bankruptcy. The portion of the reorganization value which was attributed to identified intangible assets was $6,340,656. This value is related to research and development assets that are not subject to amortization. In accordance with ASC 805-20, Business Combinations, Identifiable Assets and Liabilities, and Any Noncontrolling Interest, this amount is reported as intangibles in the consolidated balance sheets, and is not being amortized.

Intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. There was no impairment of the intangible assets as of December 31, 2011.

Revenue recognition

Revenue recognition

The Company recognizes revenue over the period the service is performed in accordance with ASC 605, Revenue Recognition (“ASC 605”). In general, ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed and determinable and (4) collectability is reasonably assured.

Revenue from the sale of Agera’s products is recognized upon transfer of title, which is upon shipment of the product to the customer. The Company believes that the requirements of ASC 605 are met when the ordered product is shipped, as the risk of loss transfers to our customer at that time, the fee is fixed and determinable and collection is reasonably assured. Any advanced payments are deferred until shipment.

Research and development expenses

Research and development expenses

Research and development costs are expensed as incurred and include salaries and benefits, costs paid to third-party contractors to perform research, conduct clinical trials, develop and manufacture drug materials and delivery devices, and a portion of facilities cost. Research and development costs also include costs to develop manufacturing, cell collection and logistical process improvements.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. Invoicing from third-party contractors for services performed can lag several months. The Company accrues the costs of services rendered in connection with third-party contractor activities based on its estimate of management fees, site management and monitoring costs and data management costs. Actual clinical trial costs may differ from estimated clinical trial costs and are adjusted for in the period in which they become known.

Other Income, Net

Other Income, Net

In November 2010, we received one grant totaling $0.2 million under the Qualified Therapeutic Discovery Project Grants Program. The Qualified Therapeutic Discovery Project Grants Program was included in the healthcare reform legislation, and established a one-time pool of $1 billion for grants to small biotechnology companies developing novel therapeutics which show potential to: (a) result in new therapies that either treat areas of unmet medical need, or prevent, detect, or treat chronic or acute diseases and conditions; (b) reduce long-term health care costs in the United States; or (c) significantly advance the goal of curing cancer within a the 30-year period. There are no matching funding requirements or other requirements necessary to receive the funding.

Warrant Liability

Warrant Liability

Certain warrants are measured at fair value and liability-classified under ASC 815, Derivatives and Hedging, (“ASC 815”) because the warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative under ASC 815. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. Effective December 31, 2011, we calculated the fair value of the warrants using the Monte Carlo simulation valuation method due to the changes in the product status with the approval of LAVIV. Prior to December 31, 2011, the Black-Scholes option-pricing model was utilized due to the assumptions present prior to the approval of LAVIV. The fair value is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. We will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

Preferred Stock and Derivative Liability

Preferred Stock and Derivative Liability

The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series A, B and D Preferred may require the Company to redeem all of its Series A, B or D Preferred in the event of a triggering event which is outside of the control of the Company.

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815 in the Company’s consolidated balance sheet and will be re-measured on the Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

Stock-based Compensation

Stock-based Compensation

The Company accounts for stock-based awards to employees using the fair value based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees. The Company uses a Black-Scholes option-pricing model to determine the fair value of each option grant as of the date of grant for expense incurred. The Black-Scholes model requires inputs for risk-free interest rate, dividend yield, volatility and expected lives of the options. Expected volatility is based on historical volatility of the Company’s competitor’s stock since the Company ceased trading as part of the bankruptcy and emerged as a new entity. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected lives for options granted represents the period of time that options granted are expected to be outstanding and is derived from the contractual terms of the options granted. The Company estimates future forfeitures of options based upon expected forfeiture rates.

Income taxes

Income taxes

An asset and liability approach is used for financial accounting and reporting for income taxes. Deferred income taxes arise from temporary differences between income tax and financial reporting and principally relate to recognition of revenue and expenses in different periods for financial and tax accounting purposes and are measured using currently enacted tax rates and laws. In addition, a deferred tax asset can be generated by net operating loss (“NOLs”) carryover. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

In the event the Company is charged interest or penalties related to income tax matters, the Company would record such interest as interest expense and would record such penalties as other expense in the consolidated statements of operations. No such charges have been incurred by the Company. As of December 31, 2011 and December 31, 2010, the Company had no accrued interest related to uncertain tax positions.

At December 31, 2011 and December 31, 2010, the Company has provided a full valuation allowance for the net deferred tax assets, the large majority of which relates to the future benefit of loss carryovers. In addition, as a result of fresh-start accounting, the Company may be limited by section 382 of the Internal Revenue Service Code. The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which we are subject. The deferred tax liability at December 31, 2011 and December 31, 2010, relates to the intangible assets recognized upon fresh-start accounting.

Income (loss) per share data

Income (loss) per share data

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss income attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of common stock options, preferred and common warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basis and dilutive loss per share are the same.

Income (loss) per share data

Basic income (loss) per share is calculated based on the weighted average common shares outstanding during the period. Diluted income per share (“Diluted EPS’) also gives effect to the dilutive effect of stock options, warrants, restricted stock and convertible preferred stock calculated based on the treasury stock method.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of certain of the Company’s financial instruments, including cash equivalents and accounts payable approximates fair value due to their short maturities. The fair values of the Company’s long-term obligations are based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. The carrying values of the Company’s long-term obligations approximate their fair values.

The fair value of the reorganization value which applies in fresh-start accounting was estimated by applying the income approach and a market approach. This fair value measurement is based on significant inputs that are not observable in the market and, therefore, represents a Level 3 measurement as defined in ASC 820, Fair Value Measurements.

Adoption of Standards

In May 2011, the FASB ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, and the IASB issued IFRS 13, Fair Value Measurement. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance changes certain fair value measurement principles and disclosure requirements. We adopted this ASU January 1, 2012. The adoption of the provisions of this guidance did not have a material impact on our results of operations, cash flows, and financial position.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05), which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after December 15, 2011 with early adoption permitted. We adopted this ASU January 1, 2012. The adoption of the provisions of this guidance did not have a material impact on our results of operations, cash flows, and financial position.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05. This ASU defers certain provisions of ASU 2011-05, which required entities to present reclassification adjustments out of accumulated other comprehensive income by component in the statement in which net income is presented and the statement in which comprehensive income is presented for both interim and annual periods. This requirement is indefinitely deferred by this ASU and will be further deliberated by the FASB at a future date. The new ASU is effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter, the same as that for the unaffected provisions of ASU 2011-05. We adopted this ASU January 1, 2012.